SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	1 Months Ended
Apr. 30, 2023 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Month-end Outstanding Amount	$ 17,000